Performance Management - MATTHEW 25 FUND	May 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund. The chart shows the changes in the Fund's performance from year to year over the past 28 years. The table compares the Fund's returns to those of a broad-based securities market index. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results, before and after taxes, are not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past results, before and after taxes, are not an indication of future performance
Bar Chart [Heading]	Annual Percentage Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

1996       18.68%

1997       39.65%

1998       25.93%

1999        1.08%

2000        3.62%

2001       10.69%

2002       -1.67%

2003       32.12%

2004       20.05%

2005        5.07%

2006        3.79%

2007       -19.18%

2008       -40.44%

2009       47.89%

2010       31.97%

2011       10.45%

2012       31.63%

2013       38.69%

2014        5.59%

2015       -12.19%

2016       26.92%

2017       24.69%

2018       -19.47%

2019       42.14%

2020       12.90%

2021       22.27%

2022       -30.08%

2023       36.44%

2024       27.38%

2025       18.45%

Bar Chart Closing [Text Block]

During the 30 year period shown in the bar chart the highest return for a quarter was 27.17% while the worst return for a quarter was -32.12%. These returns occurred in quarters ending June 30, 2020 and March 31, 2020, respectively.

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	27.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst return for a quarter
Lowest Quarterly Return	(32.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For The Year Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using historical highest federal tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's
Performance [Table]
	1 Year	5 Years	10 Years	20 Years	30 Years
Return Before Taxes	18.45%	11.97%	13.67%	9.86%	11.51%
Return After Taxes on Distributions	14.77%	9.48%	11.15%	8.24%	10.30%
Return After Taxes on Distributions and Sale of Fund Shares	13.46%	9.02%	10.59%	7.83%	9.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.81%	10.99%	10.34%